Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Goodwill and Other Intangible Assets	NOTE 14 GOODWILL AND OTHER INTANGIBLE ASSETS Other Intangibles Customer Trade Goodwill Relationships 2 Technology Names Other Total Useful life range (years) n/a 5 – 15 2 – 24 1 – 20 ³ 1 – 30 Carrying amount – December 31, 2020 12,198 1,515 437 75 361 2,388 Acquisitions (Note 25) 77 16 ‐ ‐ ‐ 16 Additions – internally developed ‐ ‐ 118 19 9 146 Foreign currency translation and other (49) (15) 143 (3) 13 138 Disposals (6) ‐ ‐ ‐ ‐ ‐ Cloud computing transition adjustment (Note 6) ‐ ‐ (34) ‐ ‐ (34) Amortization 1 ‐ (166) (69) (11) (68) (314) Carrying amount – December 31, 2021 12,220 1,350 595 80 315 2,340 Balance – December 31, 2021 comprised of: Cost 12,227 1,961 808 127 619 3,515 Accumulated amortization and impairment (7) (611) (213) (47) (304) (1,175) Carrying amount – December 31, 2021 12,220 1,350 595 80 315 2,340 Carrying amount – December 31, 2019 11,986 1,584 351 62 431 2,428 Acquisitions (Note 25) 167 74 2 8 6 90 Additions – internally developed ‐ ‐ 106 ‐ 16 122 Foreign currency translation and other 45 22 20 14 (22) 34 Disposals ‐ ‐ (3) ‐ ‐ (3) Amortization 1 ‐ (165) (39) (9) (70) (283) Carrying amount – December 31, 2020 12,198 1,515 437 75 361 2,388 Balance – December 31, 2020 comprised of: Cost 12,205 1,971 544 111 597 3,223 Accumulated amortization and impairment (7) (456) (107) (36) (236) (835) Carrying amount – December 31, 2020 12,198 1,515 437 75 361 2,388 1 Amortization of $ 260 was included in selling expenses during the year ended December 31, 2021 (2020 – $ 254 ). 2 The average remaining amortization period of customer relationships as at December 31, 2021, was approximately 5 years. 3 Certain trade names have indefinite useful lives as there are no regulatory, legal, contractual, cooperative, economic or other factors that limit their useful lives. Goodwill Impairment Testing We performed our annual impairment test on goodwill and did not identify any impairment; however, the recoverable amount for Retail – North America did not substantially exceed its carrying amount. In testing for impairment of goodwill, we calculate the recoverable amount for a CGU or groups of CGUs containing goodwill. We used the FVLCD methodology based on after-tax discounted cash flows (five-year projections and a terminal year thereafter) and incorporated assumptions an independent market participant would apply including considerations related to climate-change initiatives. We adjusted discount rates for each CGU or group of CGUs for the risk associated with achieving our forecasts (five-year projections) and for the country risk premium in which we expect to generate cash flows. FVLCD is a Level 3 measurement. We use our market capitalization and comparative market multiples to corroborate discounted cash flow results. The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and cash flow forecasts. The key forecast assumptions were based on historical data and estimates of future results from internal sources as well as industry and market trends. Terminal Growth Rate (%) Discount Rate (%) 2021 2020 2021 2020 Retail – North America 2.5 2.5 7.4 7.5 Retail – International 1 2.0 - 6.2 2.0 8.0 - 15.5 7.8 - 16.0 Potash 2.5 2.5 7.7 8.0 Nitrogen 2.0 2.0 7.8 8.0 1 The discount rates reflect the country risk premium and size for our international groups of CGUs. The Retail – North America group of CGUs recoverable amount exceeds its carrying amount by $ 1.5 billion, which is 12 percent of the carrying amount. Goodwill is more susceptible to impairment risk if business operating results or economic conditions deteriorate and we do not meet our forecasts. A reduction in the terminal growth rate, an increase in the discount rate or a decrease in forecasted EBITDA could cause impairment in the future. The following table indicates the percentage by which key assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount: Change Required for Carrying Amount to Equal Value Used in Impairment Key Assumptions Recoverable Amount Model Terminal growth rate (%) 0.8 percentage point decrease 2.5 Forecasted EBITDA over forecast period (in billions of US dollars) 9.8 percent decrease 6.8 Discount rate (%) 0.6 percentage point increase 7.4